Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets
The following ROU assets have been included within in the mineral property, plant and equipment section of the consolidated financial statements (note 7), and separately disclosed here.

Total
Cost
Opening balance - December 31, 2018	7.9
ROU asset additions	2.4
At December 31, 2019	10.3

Accumulated amortization
Opening balance - December 31, 2018	3.6
Amortization	1.1
At December 31, 2019	4.7

Net carrying value
At December 31, 2019	5.6

Disclosure of additional information about leasing activities for lessee
The following amounts were recognized in net earnings for the year ended December 31, 2019, related to contracts that the Company applied the practical expedients of the standard:

December 31, 2019

Interest expense on lease liabilities	0.3
Expense relating to short-term leases	2.7
Expense relating to low value assets	0.1
Expense relating to variable lease payments not included in the measurement of the lease liability	98.1
101.2